Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Non-current Assets
Schedule of other non-current assets

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Rental and industry customer deposits (1)	108,783	100,443	14,563
Prepayments	42,432	33,802	4,901
Long-term investments	6,105	6,055	878
Total other non-current assets	157,320	140,300	20,342